ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net [Abstract]
Accounts Receivable and Allowance for Doubtful Accounts	Accounts receivable and allowance for credit losses consist of the following:
	December 31,
	2019 $	2020 $

Accounts receivable	191,118	370,977
Allowance for credit losses	(4,083)	(7,978)
	187,035	362,999

Analysis of Allowances for Doubtful Accounts
An analysis of the allowance for credit losses is as follows:

_$
Balance at January 1, 2018	1,830
Charged to expenses	2,205
Reversal	(47)
Write-off of accounts receivable	(1,588)
Balance at December 31, 2018	2,400
Charged to expenses	4,687
Reversal	(1,431)
Write-off of accounts receivable	(1,537)
Exchange differences	(36)
Balance at December 31, 2019	4,083
Charged to expenses	5,155
Write-off of accounts receivable	(1,415)
Exchange differences	155
Balance at December 31, 2020	7,978